Note R - Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months ended September 30,		Nine Months ended September 30,
	2013	2012	2013	2012
Basic Numerator:

(Loss) available to common stockholders	$(782,554)	$(232,609)	$(1,652,963)	$(482,530)

Basic Denominator	89,844,062	78,155,413	86,194,591	78,155,413
Per Share Amount	$(0.01)	$0.00	$(0.02)	$(0.01)

	Years ended December 31,
	2012	2011

Stock Options	—	379,865

Potentially dilutive securities	—	379,865

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Potentially dilutive Stock Options	2,802,392	-	2,027,713	-
Potentially dilutive Warrants	817,072	-	174,477	-
Total	3,619,464	-	2,202,190	-
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Stock options	410,000	4,575,749	410,000	4,575,749
Warrants	3,500,006	8,250,000	11,750,006	8,250,000
Total	3,910,006	12,825,749	12,160,006	12,825,749

	Years ended December 31,
	2012	2011

Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000

Total	11,512,272	11,337,140